Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Goodwill
As of December 31, 2023, the goodwill associated with the AxoBio Acquisition, as shown below, is classified as a component of assets available for sale in the accompanying consolidated balance sheets.

Balance as of January 1, 2023	$—
AxoBio Acquisition	19,188,278

Balance as of December 31, 2023	$19,188,278

Summary of Securities that were Excluded from the Diluted Per Share
Potentially dilutive securities, which are not included in diluted weighted average shares outstanding for the periods ended December 31, 2023 and 2022, consist of the following (in common stock equivalents):

	December 31,
	2023	2022
Series A Preferred Stock (if converted)	4,243,000	—
Stock Options	1,689,765	2,235,313
Public Warrants	4,638,454	3,870,524
Series A Preferred Stock (if converted)	—	2,010,728
Series B Preferred Stock (if converted)	—	2,817,886
Series C-1 Preferred Stock (if converted)	—	89,264
Series C-2 Preferred Stock (if converted)	—	5,857,512
Preferred Stock Warrants	—	164,894
Convertible Notes (if converted)	—	777,062

Total	10,571,219	17,823,183

Schedule of Other Financial Assets and Liabilities Recorded in Balance Sheet at Fair Value
Other financial assets and liabilities as of December 31, 2023 and 2022 are categorized based on a hierarchy of inputs as follows:

	December 31, 2023		December 31, 2022		Fair Value
	Carrying	Estimated	Carrying	Estimated	Input
	Value	Fair Value	Value	Fair Value	Hierarchy
Forward purchase agreement	$5,700,451	$5,700,451	$—	$—	Level 3
SBA Loan	1,505,070	1,498,000	—	—	Level 2
Derivati ve liabilities	—	—	826,980	826,980	Level 3

Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities
Changes in the fair value of Level 3 financial assets and liabilities for the year ended December 31, 2023 are as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Forward Purchase Agreement	Derivative Liabilities	Earnout Liabilities
Balance, beginning of year	$—	$826,980	$—
Initial recognition	15,968,581	—	13,482,292
Change in fair value	(10,268,130)	(826,980)	38,093

Balance, end of period	$5,700,451	$—	$13,520,385

Schedule of Fair Value of the Overallotment Liability
The fair value of the embedded derivatives in the convertible notes as of December 31, 2022 was valued using a Monte-Carlo model and was based upon the following management assumptions:

December 31, 2022
Stock price	$2.60
Expected term (years)	0.04
Volatility	55.1%
Risk-free interest rate	4.38%
Probability of Qualified Financing or IPO	50.00%
Probability of a Change in Control Event	10.00%